Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Income (loss) from continuing operations before income taxes by segment
The following tables represent consolidated net sales, consolidated interest expense, consolidated interest income, and reconciliations of amount shown as income (loss) from continuing operations before income taxes to income from continuing operations attributable to MCBC.

	Year ended December 31, 2011
	Canada	U.S.	U.K.	MCI	Corporate	Eliminations(1)	Consolidated
	(In millions)
Net sales	$2,067.3	$—	$1,333.5	$122.6	$1.3	$(9.0)	$3,515.7
Interest expense	—	—	—	—	(118.7)	—	(118.7)
Interest income	—	—	6.3	—	4.4	—	10.7
Income (loss) from continuing operations before income taxes	$474.9	$457.9	$99.3	$(33.3)	$(224.6)	$—	$774.2
Income tax benefit (expense)							(99.4)
Net income (loss) from continuing operations							674.8
Less: Net (income) loss attributable to noncontrolling interests							(0.8)
Net income (loss) from continuing operations attributable to MCBC							$674.0

(1)    Represents intersegment sales from the U.K. segment to the MCI segment, which began in 2011.

	Year ended December 25, 2010
	Canada	U.S.	U.K.	MCI	Corporate	Consolidated
	(In millions)
Net sales	$1,938.2	$—	$1,234.9	$80.0	$1.3	$3,254.4
Interest expense	—	—	—	—	(110.2)	(110.2)
Interest income	—	—	6.7	—	4.1	10.8
Income (loss) from continuing operations before income taxes	$454.0	$456.1	$95.3	$(25.7)	$(170.7)	$809.0
Income tax benefit (expense)						(138.7)
Net income (loss) from continuing operations						670.3
Less: Net (income) loss attributable to noncontrolling interests						(2.2)
Net income (loss) from continuing operations attributable to MCBC						$668.1

	Year ended December 26, 2009
	Canada	U.S.	U.K.	MCI	Corporate	Consolidated
	(In millions)
Net sales	$1,732.3	$—	$1,226.2	$72.9	$1.0	$3,032.4
Interest expense	—	—	—	—	(96.6)	(96.6)
Interest income	—	—	8.3	—	2.4	10.7
Income (loss) from continuing operations before income taxes	$462.6	$382.0	$90.8	$(21.6)	$(196.3)	$717.5
Income tax benefit (expense)						14.7
Net income (loss) from continuing operations						732.2
Less: Net (income) loss attributable to noncontrolling interests						(2.8)
Net income (loss) from continuing operations attributable to MCBC						$729.4

Total assets by segment
The following table presents total assets by segment:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Canada	$6,541.6	$6,548.9
U.S.(1)	2,487.9	2,574.1
U.K.	2,293.4	2,276.2
MCI(1)	151.7	86.7
Corporate(1)	948.9	1,211.1
Discontinued operations	0.3	0.6
Consolidated total assets	$12,423.8	$12,697.6

(1)
The decrease in Corporate is primarily due to the reduction in cash balances. The decrease in the U.S. is driven primarily by our share of the change in MillerCoors accumulated other comprehensive income ("AOCI") thereby decreasing our Investment in MillerCoors . These decreases are partially offset by the increase in MCI, which is primarily due to our increased investment in our International markets, such as our acquisition of a controlling stake in MC Cobra India.

Cash flows information by segment
The following table presents select cash flow information by segment:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
		(In millions)
Depreciation and amortization(1):
Canada	$125.0	$122.3	$120.6
United Kingdom	75.6	67.5	77.6
MCI	3.2	0.8	0.2
Corporate	13.3	11.7	9.6
Consolidated depreciation and amortization	$217.1	$202.3	$208.0
Capital expenditures(2):
Canada	$138.8	$97.8	$77.6
United Kingdom	80.3	70.0	64.6
MCI	12.4	4.2	0.1
Corporate	3.9	5.9	16.5
Consolidated capital expenditures	$235.4	$177.9	$158.8

(1)	Depreciation and amortization amounts do not reflect amortization of bond discounts, fees, or other debt-related items.

(2)	Capital expenditures increased in 2011 driven by the addition of a high-speed can line in our Montréal brewery.

Net sales by geographic segment
The following table presents sales by geography, based on the location of the customer:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Net sales to unaffiliated customers:
Canada	$1,987.4	$1,894.9	$1,687.0
United States and its territories	81.3	44.6	46.3
United Kingdom	1,313.9	1,217.7	1,180.3
Other foreign countries	133.1	97.2	118.8
Consolidated net sales	$3,515.7	$3,254.4	$3,032.4

Properties by geographic segment
The following table presents properties by geography:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Properties(1):
Canada	$877.5	$864.7
United States and its territories	35.7	41.8
United Kingdom	456.3	441.9
Other foreign countries	60.6	40.3
Consolidated net properties	$1,430.1	$1,388.7

(1)	Includes net properties based on geographic location. The increase to Other foreign countries is primarily attributable to our acquisition of a controlling stake in MC Cobra India.